UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM 24F-2
                    Annual Notice of  Securities Sold
	                  Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:

			   JPMorgan Mutual Fund Investment Trust
			   245 Park Avenue
			   New York, NY  10167

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2.	The name of each series or class of funds for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.	Investment Company Act File Number:			811-05526

	Securities Act File Number:				033-09421

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4(a).	Last day of the fiscal year for which this notice is filed:

				June 30, 2008

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4(b).	[  ] 	Check box if this Form is being filed late (i.e., more than
		90 calendar days after the end of the issuer's fiscal year).
		(See Instruction A.2)

		Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c).	[  ] 	Check box if this is the last time the issuer will be filing
		this Form.

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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

							$         511,493,543
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	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

						$          58,336,000
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	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.

						$       1,122,683,137
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	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:

						-	$       1,181,019,137
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	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	    [subtract Item 5(iv) from Item 5(i) ]

							$                   0
							---------------------

	(vi) Redemption credits available for use in future years - if
	     Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	     Item 5(i)]:

						($       669,525,594)
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	(vii) Multiplier for determining registration fee
	     (See Instruction C.9):

							            0.0000393
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	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	       (enter ""0"" if no fee is due):

							$                0.00
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6.	Prepaid shares

	If the response to item 5(i) was determined by deducting an amount of
	securities that were registered	under the Securities Act of 1933
	pursuant to rule 24e-2 as in effect before October 11, 1997,then report the amount of securities (number of shares or other units) deducted here: ______0_________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______0________ .

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7.	Interest due.-- if this Form is being filed more than 90 days after
	the end of the issuers fiscal year (see Instruction D):
								$0

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8.	Total of the amount of the registration fee due plus any interest due
	[ Line 5(viii) plus line 7].
								$0.00

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9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository: 	Not Applicable


			Method of Delivery:
				[     ]  Wire Transfer
				[     ]  Mail or other means

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			          SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)* /s/ Jeffrey D. House
				  --------------------
				  Jeffrey D. House, Assistant Treasurer

	Date:      September 19, 2008

	* Please print the name and title of the signing officer below the signature.